PREPAYMENT FOR ACQUISITION OF PROPERTY	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PREPAYMENT FOR ACQUISITION OF PROPERTY
12. PREPAYMENT FOR ACQUISITION OF PROPERTY

Prepayment for acquisition of property as of December 31, 2016 consisted of the following:

	As of December 31
	2015	2016
	RMB	RMB

Prepayment for acquisition of property	-	71,024

On December 30, 2016, the Group prepaid RMB 71,024 to purchase a new office property in Beijing, China with gross floor area approximately 1,500 square meters. The ownership entitlement of the property was transferred to the Company on January 20, 2017.